Goodwill (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Gross, Beginning	¥ 943,631
Eliminated on disposal of subsidiaries	(790,517)
Gross, Ending	153,114
Accumulated impairment loss	(821,554)
Eliminated on disposal of subsidiaries	778,309
Accumulated impairment loss	(43,245)
Net as of December 31, 2017	109,869
Balance as of December 31, 2016	109,869
Agency Segment [Member]
Goodwill [Line Items]
Gross, Beginning	922,494
Eliminated on disposal of subsidiaries	(790,517)
Gross, Ending	131,977
Accumulated impairment loss	(800,417)
Eliminated on disposal of subsidiaries	778,309
Accumulated impairment loss	(22,108)
Net as of December 31, 2017	109,869
Balance as of December 31, 2016	109,869
Claims Adjusting Segment [Member]
Goodwill [Line Items]
Gross, Beginning	21,137
Eliminated on disposal of subsidiaries
Gross, Ending	21,137
Accumulated impairment loss	(21,137)
Eliminated on disposal of subsidiaries
Accumulated impairment loss	(21,137)
Net as of December 31, 2017
Balance as of December 31, 2016